Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Contract liabilities [abstract]
Summary of Deferred Revenue

	As of March 31,
	2024	2023
Deferred Revenue	—	38,250
Total Deferred Revenue	$—	$38,250